Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Assumptions Used For Options Granted

derived from historical experience and expected behavior. The fair value for options granted has been estimated at the date of grant using a Black-Scholes model, with the following weighted average assumptions:

	Fiscal year
	2012	2011	2010
Risk-free interest rate	0.6-0.9%	1.3%	2.6%
Dividend yield	0.0%	0.0%	0.0%
Volatility factor	.38	.32-.34	.33
Expected option life	5 years	5 years	5 years

Activity For Allowance For Doubtful Accounts

experience. The following table summarizes the activity for fiscal 2012, 2011 and 2010 for the allowance for doubtful accounts:

	2012	2011	2010
Allowance for doubtful accounts, beginning	$4	$4	$3
Bad debt expense	1	1	2
Write-offs against allowance	(2)	(1)	(1)

Allowance for doubtful accounts, ending	$3	$4	$4

Schedule Of Inventory	policies and procedures, that our net inventory is salable. Inventory as of fiscal 2012 and 2011 was:

	2012	2011
Inventories:
Finished goods	$306	$338
Raw materials	229	240

	$535	$578

Schedule Of Property, Plant And Equipment

respectively. Property, plant and equipment as of fiscal 2012 and 2011 was:

	2012	2011
Property, plant and equipment:
Land, buildings and improvements	$281	$268
Equipment and construction in progress	2,019	1,836

	2,300	2,104
Less accumulated depreciation	1,084	854

	$1,216	$1,250

Changes In The Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill by reportable segment are as follows:

	Rigid Open Top	Rigid Closed Top	Engineered Materials	Flexible Packaging	Total
Balance as of fiscal 2010	$682	$771	$134	$113	$1,700
Adjustment for income taxes	—	6	4	—	10
Foreign currency translation adjustment	—	(1)	—	—	(1)
Impairment of goodwill	—	—	(88)	(77)	(165)
Goodwill from acquisitions	(1)	43	5	4	51

Balance as of fiscal 2011	$681	$819	$55	$40	$1,595

Adjustment for income taxes	—	—	—	—	—
Foreign currency translation adjustment	—	2	—	—	2
Goodwill from acquisitions	—	11	18	—	29

Balance as of fiscal 2012	$681	$832	$73	$40	$1,626

Schedule Of Intangible Assets

 We completed the annual impairment test of our indefinite lived tradenames and noted no impairment. As discussed in Note 10, the Company recorded a $17 impairment charge related to the exit of its building products operations.

	Customer Relationships	Trademarks	Other Intangibles	Accumulated Amortization	Total
Balance as of fiscal 2010	$1,145	$277	$76	$(396)	$1,102
Adjustment for income taxes	—	—	(4)	—	(4)
Amortization expense	—	—	—	(106)	(106)
Acquisition intangibles	33	9	10	—	52

Balance as of fiscal 2011	$1,178	$286	$82	$(502)	$1,044

Adjustment for income taxes	—	—	(4)	—	(4)
Write—off of fully amortized intangibles	—	—	(7)	7	—
Amortization expense	—	—	—	(109)	(109)
Impairment of intangibles	(37)	—	—	20	(17)
Acquisition intangibles	12	3	28	—	43

Balance as of fiscal 2012	$1,153	$289	$99	$(584)	$957

Schedule Of Other Comprehensive Income (Loss)

The accumulated balances related to each component of other comprehensive income (loss) were as follows (amounts below are net of taxes):

	Currency Translation	Defined Benefit Pension and Retiree Health Benefit Plans	Interest Rate Hedges	Accumulated Other Comprehensive Loss
Balance as of fiscal 2010	$(11)	$(12)	$—	$(23)
Other comprehensive loss	(10)	(14)	(8)	(32)
Tax expense (benefit)	—	5	2	7

Balance as of fiscal 2011	$(21)	$(21)	$(6)	$(48)

Other comprehensive income (loss)	6	(14)	4	(4)
Tax expense (benefit)	—	6	(1)	5

Balance as of fiscal 2012	$(15)	$(29)	$(3)	$(47)